CONVERTIBLE DEBT - Summary of the individual convertible notes (Details)		3 Months Ended	12 Months Ended
	Sep. 19, 2024	Mar. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 D $ / shares
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 1
Maturity Date (from issuance date)	1 year
2025 Convertible Notes
CONVERTIBLE DEBT
Weighted average price, Percentage			90.00%
Number of trading days | D			3
5/25/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			180 days
Maturity Date (from issuance date)			210 days
10/1/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 1.6
Maturity Date (from issuance date)			302 days
Number of trading days | D			10
Conversion price, floor			$ 1.6
Conversion price, discount percentage			65.00%
10/7/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 1.6
Maturity Date (from issuance date)			312 days
Weighted average price, Percentage			75.00%
Number of trading days | D			15
10/23/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 1.2
Maturity Date (from issuance date)			365 days
10/23/2025 | First 210 days following issuance of convertible note
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 80
Conversion Option Period of Exercisability (from issuance date)			210 days
Weighted average price, Percentage			90.00%
Number of trading days immediately prior to applicable measurement date | D			3
10/23/2025 | 180 days period after issuance of convertible note
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			180 days
11/25/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 1.04
Maturity Date (from issuance date)			310 days
Convertible note is convertible at a price			65.00%
11/25/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/2/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/8/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/8/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/8/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/16/2025
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
2026 Convertible Notes
CONVERTIBLE DEBT
Principal amount | $		$ 2,007,150
1/1/2026
CONVERTIBLE DEBT
Principal amount | $		$ 250,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
1/7/2026
CONVERTIBLE DEBT
Principal amount | $		$ 228,000
Conversion Price (in dollars per share)		$ 1.2
Maturity Date (from issuance date)		365 days
1/13/2026
CONVERTIBLE DEBT
Principal amount | $		$ 250,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
1/14/2026
CONVERTIBLE DEBT
Principal amount | $		$ 100,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
1/20/2026
CONVERTIBLE DEBT
Principal amount | $		$ 227,150
Conversion Price (in dollars per share)		$ 1.2
Maturity Date (from issuance date)		365 days
1/22/2026
CONVERTIBLE DEBT
Principal amount | $		$ 250,000
Conversion Price (in dollars per share)		$ 1.04
Maturity Date (from issuance date)		365 days
1/27/2026
CONVERTIBLE DEBT
Principal amount | $		$ 250,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
2/12/2026
CONVERTIBLE DEBT
Principal amount | $		$ 228,000
Conversion Price (in dollars per share)		$ 1.2
Maturity Date (from issuance date)		365 days
3/30/2026
CONVERTIBLE DEBT
Principal amount | $		$ 224,000
Conversion Price (in dollars per share)		$ 1.12
Maturity Date (from issuance date)		365 days